Convertible promissory note (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 26, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Issued Convertible promissory note		$ 1,328,630	$ 1,691,609	$ 5,753
Redemption of convertible notes		1,200,000	1,100,000
Convertible promissory note [Member]
Issued Convertible promissory note	$ 6,420,000
Derivative liability	3,870,000	$ 0
Change in fair value of derivative liability			$ 900,000	420,000
Debt discount	3,870,000
Convertible promissory note	$ 64,200
Convertible into ordinary shares price	$ 0.025
Shares issued		1,154,000	474,137
Description of amortized			the Company determined that the floor price under the Note is assumed to be $0.12, which is calculated based on an 80% discount of the Nasdaq Minimum Price of $0.5785 on the date of the Company’s entry into the Agreement with the Investor
Description of effect of reverse stock split			After the effect of the reverse stock split adjustment, the floor price of the Note is assumed to be $0.96
Discount amount	$ 420,000
Amortization of debt issuance costs			$ 1,700,000	1,700,000.0
Other expenses			48,160	$ 48,160
Redemption of convertible notes		$ 1,200,000	1,100,000
Net of amortization			$ 5,800,000
Conversion price				$ 0.12